UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Corporate Bond
1-10 Year Central Fund

November 30, 2010

1.841406.104

CB10CEN-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 1.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 15,894,000	$ 16,487,259
5.875% 3/15/11	5,902,000	5,989,893
		22,477,152
Household Durables - 1.9%
Fortune Brands, Inc.:
5.375% 1/15/16	8,850,000	9,237,409
6.375% 6/15/14	11,609,000	12,592,956
Whirlpool Corp.:
6.125% 6/15/11	9,713,000	9,977,164
6.5% 6/15/16	5,415,000	6,127,435
		37,934,964
Media - 3.4%
Comcast Corp.:
4.95% 6/15/16	5,340,000	5,888,402
5.15% 3/1/20	5,000,000	5,376,350
5.7% 5/15/18	5,300,000	5,966,231
Discovery Communications LLC:
3.7% 6/1/15	3,076,000	3,236,010
5.05% 6/1/20	1,136,000	1,234,135
NBC Universal, Inc. 3.65% 4/30/15 (b)	8,210,000	8,594,647
Time Warner Cable, Inc.:
5.4% 7/2/12	6,943,000	7,394,621
6.2% 7/1/13	6,601,000	7,390,361
6.75% 7/1/18	3,333,000	3,953,298
Time Warner, Inc.:
3.15% 7/15/15	3,046,000	3,141,718
4.875% 3/15/20	7,630,000	8,192,026
5.875% 11/15/16	4,230,000	4,871,687
Viacom, Inc. 4.375% 9/15/14	3,246,000	3,475,706
		68,715,192
Multiline Retail - 0.4%
Nordstrom, Inc. 4.75% 5/1/20	8,445,000	8,863,019
Specialty Retail - 0.4%
Staples, Inc. 7.375% 10/1/12	6,370,000	7,016,740
TOTAL CONSUMER DISCRETIONARY		145,007,067
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 5.5%
Beverages - 2.0%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	$ 1,596,000	$ 1,639,196
5.375% 11/15/14 (b)	13,872,000	15,507,134
FBG Finance Ltd. 5.125% 6/15/15 (b)	8,340,000	9,116,946
PepsiCo, Inc. 7.9% 11/1/18	4,270,000	5,641,584
The Coca-Cola Co. 3.15% 11/15/20	10,010,000	9,709,430
		41,614,290
Food Products - 1.6%
Kraft Foods, Inc.:
5.625% 11/1/11	10,397,000	10,843,385
6.5% 8/11/17	17,454,000	20,833,042
		31,676,427
Personal Products - 0.4%
Avon Products, Inc. 5.625% 3/1/14	7,946,000	8,910,152
Tobacco - 1.5%
Altria Group, Inc.:
8.5% 11/10/13	3,752,000	4,471,352
9.7% 11/10/18	11,597,000	15,577,044
Reynolds American, Inc. 6.75% 6/15/17	8,328,000	9,486,666
		29,535,062
TOTAL CONSUMER STAPLES		111,735,931
ENERGY - 12.2%
Energy Equipment & Services - 1.5%
DCP Midstream LLC 5.35% 3/15/20 (b)	990,000	1,054,759
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	8,480,000	9,085,107
Noble Holding International Ltd. 3.45% 8/1/15	7,260,000	7,572,572
Weatherford International Ltd.:
4.95% 10/15/13	4,949,000	5,300,018
5.15% 3/15/13	6,467,000	6,878,237
		29,890,693
Oil, Gas & Consumable Fuels - 10.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	5,579,000	5,952,564
6.375% 9/15/17	1,894,000	2,045,183
BW Group Ltd. 6.625% 6/28/17 (b)	8,402,000	8,566,419
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.:
5.15% 2/1/13	$ 12,778,000	$ 13,792,586
5.7% 5/15/17	3,293,000	3,812,922
Cenovus Energy, Inc. 4.5% 9/15/14	5,034,000	5,496,771
Duke Energy Field Services:
5.375% 10/15/15 (b)	3,471,000	3,847,204
6.875% 2/1/11	6,572,000	6,635,052
El Paso Natural Gas Co. 5.95% 4/15/17	2,655,000	2,895,031
EnCana Holdings Finance Corp. 5.8% 5/1/14	8,205,000	9,223,355
Enterprise Products Operating LP 5.6% 10/15/14	5,554,000	6,187,600
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	10,973,000	11,643,417
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	2,537,000	3,024,708
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	9,585,000	10,359,257
Motiva Enterprises LLC 5.75% 1/15/20 (b)	7,000,000	7,983,045
Nexen, Inc.:
5.05% 11/20/13	10,923,000	11,858,599
5.2% 3/10/15	2,580,000	2,825,688
6.2% 7/30/19	6,935,000	8,008,878
NGPL PipeCo LLC 6.514% 12/15/12 (b)	10,121,000	10,900,084
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	14,490,000	15,647,186
7.875% 3/15/19	3,425,000	4,197,851
Petroleos Mexicanos 6% 3/5/20	7,395,000	7,986,600
Plains All American Pipeline LP 7.75% 10/15/12	6,699,000	7,391,288
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	1,154,000	1,206,140
4.25% 9/1/12	5,580,000	5,831,200
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	5,940,900	6,549,842
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	1,582,000	1,661,059
5.5% 9/30/14 (b)	2,210,000	2,412,668
5.832% 9/30/16 (b)	3,404,635	3,756,947
6.75% 9/30/19 (b)	1,447,000	1,702,627
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	7,726,000	8,351,713
Southeast Supply Header LLC 4.85% 8/15/14 (b)	4,216,000	4,468,433
Spectra Energy Capital, LLC 5.65% 3/1/20	3,537,000	3,879,417
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc. 6.1% 6/1/18	$ 3,482,000	$ 4,046,864
XTO Energy, Inc. 4.9% 2/1/14	3,065,000	3,414,753
		217,562,951
TOTAL ENERGY		247,453,644
FINANCIALS - 39.9%
Capital Markets - 9.8%
Bear Stearns Companies, Inc. 5.3% 10/30/15	5,924,000	6,533,112
BlackRock, Inc. 6.25% 9/15/17	3,569,000	4,118,515
Goldman Sachs Group, Inc.:
3.7% 8/1/15	20,618,000	21,054,359
5.95% 1/18/18	11,333,000	12,289,913
6.15% 4/1/18	12,985,000	14,212,095
Janus Capital Group, Inc.:
6.125% 9/15/11 (a)	6,833,000	6,901,398
6.5% 6/15/12	11,874,000	12,401,586
Lazard Group LLC:
6.85% 6/15/17	10,915,000	11,588,106
7.125% 5/15/15	3,910,000	4,299,041
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	13,223,000	13,919,495
6.4% 8/28/17	5,006,000	5,364,224
6.875% 4/25/18	13,531,000	14,854,251
Morgan Stanley:
4% 7/24/15	7,430,000	7,537,653
4.75% 4/1/14	2,257,000	2,344,725
5.625% 9/23/19	13,950,000	14,171,275
5.95% 12/28/17	1,561,000	1,647,515
6% 4/28/15	16,248,000	17,683,153
6.625% 4/1/18	9,766,000	10,663,857
UBS AG Stamford Branch:
2.25% 8/12/13	10,780,000	10,931,761
5.75% 4/25/18	5,761,000	6,373,285
		198,889,319
Commercial Banks - 7.8%
American Express Bank FSB 6% 9/13/17	1,888,000	2,149,917
Bank of America NA:
5.3% 3/15/17	10,275,000	10,401,701
6.1% 6/15/17	4,390,000	4,586,619
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica Bank 5.7% 6/1/14	$ 3,170,000	$ 3,463,824
Comerica, Inc.:
3% 9/16/15	228,000	228,890
4.8% 5/1/15	6,839,000	7,174,337
Credit Suisse New York Branch 6% 2/15/18	7,790,000	8,490,975
DBS Bank Ltd. (Singapore) 0.5044% 5/16/17 (b)(c)	8,863,494	8,575,430
Discover Bank:
7% 4/15/20	1,089,000	1,181,603
8.7% 11/18/19	1,727,000	2,061,233
Export-Import Bank of Korea:
5.125% 2/14/11	8,296,000	8,359,912
5.5% 10/17/12	6,408,000	6,799,561
Fifth Third Bancorp 8.25% 3/1/38	8,487,000	9,745,571
Fifth Third Capital Trust IV 6.5% 4/15/67 (c)	695,000	646,350
JPMorgan Chase Bank 6% 10/1/17	5,952,000	6,686,405
KeyBank NA:
5.8% 7/1/14	9,407,000	10,231,016
7% 2/1/11	6,384,000	6,442,484
KeyBank NA, Cleveland 5.45% 3/3/16	938,000	1,008,993
Marshall & Ilsley Bank:
4.85% 6/16/15	3,606,000	3,238,787
5% 1/17/17	4,461,000	3,894,970
5.25% 9/4/12	710,000	720,029
Regions Bank 6.45% 6/26/37	7,687,000	6,457,080
Regions Financial Corp.:
0.4594% 6/26/12 (c)	3,880,000	3,497,510
5.75% 6/15/15	470,000	438,275
7.75% 11/10/14	2,516,000	2,453,100
SunTrust Capital VIII 6.1% 12/1/66 (c)	4,124,000	3,763,150
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(c)	8,332,000	8,184,999
Union Planters Corp. 7.75% 3/1/11	5,566,000	5,552,085
UnionBanCal Corp. 5.25% 12/16/13	1,883,000	2,055,290
Wachovia Bank NA:
4.8% 11/1/14	4,280,000	4,602,973
4.875% 2/1/15	4,000,000	4,287,944
Wachovia Corp. 5.625% 10/15/16	9,657,000	10,825,294
		158,206,307
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - 1.8%
Discover Financial Services:
6.45% 6/12/17	$ 6,788,000	$ 7,237,264
10.25% 7/15/19	6,699,000	8,400,807
General Electric Capital Corp. 2.25% 11/9/15	3,610,000	3,496,993
Household Finance Corp. 6.375% 10/15/11	5,284,000	5,522,784
HSBC Finance Corp.:
5.25% 1/14/11	3,716,000	3,733,774
5.9% 6/19/12	6,640,000	7,038,719
		35,430,341
Diversified Financial Services - 6.8%
BP Capital Markets PLC:
3.125% 10/1/15	7,520,000	7,561,623
3.625% 5/8/14	8,170,000	8,482,233
4.5% 10/1/20	7,470,000	7,580,250
Capital One Capital V 10.25% 8/15/39	17,492,000	18,497,790
Citigroup, Inc.:
4.75% 5/19/15	28,112,000	29,319,495
6.125% 5/15/18	4,796,000	5,226,288
6.5% 8/19/13	27,586,000	30,423,937
JPMorgan Chase & Co. 3.4% 6/24/15	7,377,000	7,537,892
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	3,097,000	3,010,616
5.5% 1/15/14 (b)	1,973,000	1,985,986
5.7% 4/15/17 (b)	4,820,000	4,361,690
TECO Finance, Inc. 5.15% 3/15/20	916,000	979,362
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	12,408,000	13,105,206
		138,072,368
Insurance - 5.3%
American International Group, Inc. 6.4% 12/15/20	5,040,000	5,026,946
Aon Corp.:
3.5% 9/30/15	2,670,000	2,707,610
5% 9/30/20	924,000	944,412
Assurant, Inc. 5.625% 2/15/14	5,431,000	5,732,790
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(c)	4,234,000	4,181,075
Hartford Financial Services Group, Inc. 5.375% 3/15/17	2,228,000	2,300,437
Jackson National Life Global Funding 5.375% 5/8/13 (b)	2,137,000	2,325,756
Liberty Mutual Group, Inc. 6.5% 3/15/35 (b)	1,688,000	1,508,692
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc. 2.375% 2/6/14	$ 11,090,000	$ 11,212,312
Monumental Global Funding II 5.65% 7/14/11 (b)	4,693,000	4,789,573
Monumental Global Funding III 5.5% 4/22/13 (b)	6,257,000	6,756,121
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	6,000,000	6,512,550
Pacific Life Global Funding 5.15% 4/15/13 (b)	9,617,000	10,338,025
Pacific LifeCorp 6% 2/10/20 (b)	6,400,000	6,957,069
Prudential Financial, Inc. 5.15% 1/15/13	9,184,000	9,840,518
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(c)	3,676,000	3,549,770
Symetra Financial Corp. 6.125% 4/1/16 (b)	13,719,000	14,157,528
Unum Group:
5.625% 9/15/20	1,080,000	1,093,269
7.125% 9/30/16	6,750,000	7,698,193
		107,632,646
Real Estate Investment Trusts - 3.4%
AvalonBay Communities, Inc. 5.5% 1/15/12	3,585,000	3,748,784
BRE Properties, Inc. 5.5% 3/15/17	7,592,000	8,080,242
Developers Diversified Realty Corp.:
5.25% 4/15/11	6,960,000	7,041,293
5.375% 10/15/12	3,660,000	3,768,746
7.5% 4/1/17	10,203,000	11,449,072
Duke Realty LP 4.625% 5/15/13	1,799,000	1,871,068
Equity One, Inc. 6.25% 12/15/14	7,770,000	8,336,596
Federal Realty Investment Trust:
5.9% 4/1/20	622,000	683,544
6% 7/15/12	8,332,000	8,875,955
Washington (REIT):
5.25% 1/15/14	3,700,000	3,957,176
5.95% 6/15/11	10,347,000	10,566,646
		68,379,122
Real Estate Management & Development - 3.3%
Arden Realty LP 5.2% 9/1/11	3,804,000	3,926,424
BioMed Realty LP 6.125% 4/15/20 (b)	804,000	867,505
Brandywine Operating Partnership LP:
5.625% 12/15/10	11,616,000	11,630,067
5.7% 5/1/17	1,000,000	1,016,498
5.75% 4/1/12	5,293,000	5,461,143
Duke Realty LP:
5.4% 8/15/14	1,608,000	1,711,484
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
5.625% 8/15/11	$ 8,552,000	$ 8,748,089
6.75% 3/15/20	4,351,000	4,826,073
8.25% 8/15/19	858,000	1,028,394
ERP Operating LP 4.75% 7/15/20	1,511,000	1,561,439
Liberty Property LP:
4.75% 10/1/20	2,203,000	2,249,682
5.125% 3/2/15	2,477,000	2,693,780
5.5% 12/15/16	4,231,000	4,673,859
Mack-Cali Realty LP:
7.75% 2/15/11	2,772,000	2,811,085
7.75% 8/15/19	8,050,000	9,601,718
Reckson Operating Partnership LP 5.15% 1/15/11	1,521,000	1,524,152
Tanger Properties LP:
6.125% 6/1/20	992,000	1,090,493
6.15% 11/15/15	183,000	203,022
		65,624,907
Thrifts & Mortgage Finance - 1.7%
Bank of America Corp. 5.65% 5/1/18	17,366,000	17,794,975
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,521,000	4,872,874
Independence Community Bank Corp. 2.11% 4/1/14 (c)	11,982,000	11,758,188
		34,426,037
TOTAL FINANCIALS		806,661,047
HEALTH CARE - 2.2%
Biotechnology - 0.4%
Celgene Corp. 2.45% 10/15/15	7,050,000	6,998,613
Health Care Providers & Services - 1.4%
Medco Health Solutions, Inc. 2.75% 9/15/15	13,520,000	13,671,181
UnitedHealth Group, Inc. 3.875% 10/15/20	7,410,000	7,269,751
WellPoint, Inc. 4.35% 8/15/20	7,510,000	7,682,775
		28,623,707
Pharmaceuticals - 0.4%
Watson Pharmaceuticals, Inc. 5% 8/15/14	8,274,000	8,993,474
TOTAL HEALTH CARE		44,615,794
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	$ 6,570,000	$ 7,229,858
Airlines - 1.0%
Continental Airlines, Inc.:
6.648% 3/15/19	8,012,017	8,400,600
6.9% 7/2/19	2,320,780	2,477,433
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	5,449,355	5,277,700
8.36% 7/20/20	3,752,464	3,821,884
		19,977,617
TOTAL INDUSTRIALS		27,207,475
INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment & Components - 1.1%
Tyco Electronics Group SA:
5.95% 1/15/14	10,169,000	11,286,644
6% 10/1/12	11,015,000	11,809,589
		23,096,233
Office Electronics - 0.5%
Xerox Corp.:
4.25% 2/15/15	4,232,000	4,505,218
5.5% 5/15/12	4,550,000	4,809,300
		9,314,518
TOTAL INFORMATION TECHNOLOGY		32,410,751
MATERIALS - 3.4%
Chemicals - 2.1%
Dow Chemical Co.:
4.25% 11/15/20	1,979,000	1,927,206
4.85% 8/15/12	26,952,000	28,568,365
7.6% 5/15/14	10,000,000	11,678,400
		42,173,971
Construction Materials - 0.3%
CRH America, Inc. 6% 9/30/16	5,207,000	5,734,891
Metals & Mining - 1.0%
Anglo American Capital PLC 9.375% 4/8/14 (b)	9,930,000	12,149,375
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Corporacion Nacional del Cobre (Codelco) 3.75% 11/4/20 (b)	$ 992,000	$ 969,756
Vale Overseas Ltd. 6.25% 1/23/17	6,596,000	7,488,525
		20,607,656
TOTAL MATERIALS		68,516,518
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 3.1%
AT&T, Inc. 2.5% 8/15/15	7,700,000	7,779,772
British Telecommunications PLC 9.375% 12/15/10 (a)	7,718,000	7,738,082
Embarq Corp. 7.995% 6/1/36	4,325,000	4,684,308
Sprint Capital Corp. 7.625% 1/30/11	10,805,000	10,859,025
Telecom Italia Capital SA:
4.95% 9/30/14	9,112,000	9,525,566
7.175% 6/18/19	5,990,000	6,740,236
Telefonica Emisiones SAU 5.134% 4/27/20	6,000,000	6,077,382
Verizon New England, Inc. 6.5% 9/15/11	2,531,000	2,641,119
Verizon New York, Inc. 6.875% 4/1/12	7,540,000	8,079,841
		64,125,331
Wireless Telecommunication Services - 1.8%
America Movil SAB de CV 3.625% 3/30/15	8,404,000	8,808,098
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	14,200,000	15,350,285
5.875% 10/1/19	4,295,000	4,773,927
Vodafone Group PLC 5% 12/16/13	6,523,000	7,141,870
		36,074,180
TOTAL TELECOMMUNICATION SERVICES		100,199,511
UTILITIES - 7.1%
Electric Utilities - 3.4%
AmerenUE 6.4% 6/15/17	8,487,000	9,747,625
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,683,000	12,911,538
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	3,034,000	3,075,432
Edison International 3.75% 9/15/17	1,256,000	1,281,924
EDP Finance BV 6% 2/2/18 (b)	6,779,000	6,766,642
Enel Finance International SA 5.7% 1/15/13 (b)	2,370,000	2,546,392
FirstEnergy Corp. 7.375% 11/15/31	6,925,000	7,346,677
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp. 6.05% 8/15/21	$ 823,000	$ 872,150
LG&E and KU Energy LLC:
2.125% 11/15/15 (b)	1,407,000	1,381,538
3.75% 11/15/20 (b)	277,000	270,689
Nevada Power Co. 6.5% 8/1/18	4,462,000	5,318,097
Pepco Holdings, Inc. 2.7% 10/1/15	1,335,000	1,331,015
PPL Capital Funding, Inc. 6.7% 3/30/67 (c)	408,000	398,820
Progress Energy, Inc. 7.1% 3/1/11	9,615,000	9,768,725
Sierra Pacific Power Co. 5.45% 9/1/13	4,430,000	4,860,206
		67,877,470
Gas Utilities - 0.4%
Texas Eastern Transmission Corp. 7.3% 12/1/10	8,807,000	8,807,000
Independent Power Producers & Energy Traders - 0.8%
Duke Capital LLC 5.668% 8/15/14	5,839,000	6,518,274
Exelon Generation Co. LLC 4% 10/1/20	10,000,000	9,753,280
		16,271,554
Multi-Utilities - 2.5%
Dominion Resources, Inc.:
6.3% 9/30/66 (c)	9,216,000	8,916,480
7.5% 6/30/66 (c)	9,265,000	9,635,600
DTE Energy Co. 7.05% 6/1/11	2,795,000	2,880,874
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	6,726,000	7,297,649
National Grid PLC 6.3% 8/1/16	3,164,000	3,700,877
NiSource Finance Corp.:
5.4% 7/15/14	3,828,000	4,236,750
6.4% 3/15/18	3,767,000	4,288,918
Wisconsin Energy Corp. 6.25% 5/15/67 (c)	9,048,000	8,867,040
		49,824,188
TOTAL UTILITIES		142,780,212
TOTAL NONCONVERTIBLE BONDS (Cost $1,611,181,416)		1,726,587,950
U.S. Treasury Obligations - 11.5%
	Principal Amount	Value

U.S. Treasury Notes:
1.25% 8/31/15	$ 108,208,000	$ 107,574,005
1.875% 9/30/17	28,250,000	27,821,843
2.625% 8/15/20	99,423,000	98,187,967
TOTAL U.S. TREASURY OBLIGATIONS (Cost $235,043,211)		233,583,815
Municipal Securities - 0.6%

California Gen. Oblig. 6.2% 3/1/19 (Cost $12,125,692)	12,000,000	12,651,480
Bank Notes - 1.6%

National City Bank, Cleveland 0.3969% 3/1/13 (c)	2,974,000	2,947,564
Wachovia Bank NA 6% 11/15/17	25,786,000	28,770,059
TOTAL BANK NOTES (Cost $25,682,490)		31,717,623
Preferred Securities - 0.5%

FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
ING Groep NV 5.775% (c)	2,989,000	2,593,294
MUFG Capital Finance 1 Ltd. 6.346% (c)	6,513,000	6,657,556
		9,250,850
TOTAL PREFERRED SECURITIES (Cost $9,478,232)		9,250,850
Cash Equivalents - 0.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.25%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $18,081,000)	$ 18,081,127	$ 18,081,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,911,592,041)		2,031,872,718
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(7,913,878)
NET ASSETS - 100%		$ 2,023,958,840
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $255,058,182 or 12.6% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$18,081,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 1,578,583
Barclays Capital, Inc.	3,146,231
J.P. Morgan Securities, Inc.	965,651
Merrill Lynch Government Securities, Inc.	1,742,528
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,935,366
Mizuho Securities USA, Inc.	8,712,641
$ 18,081,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,905,853,861. Net unrealized appreciation aggregated $126,018,857, of which $132,102,075 related to appreciated investment securities and $6,083,218 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, municipal securities, preferred securities, and U.S. government and government agency obligations pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mortgage Backed Securities Central Fund

November 30, 2010

1.841407.104

MBSCEN-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 109.1%
	Principal Amount	Value
Fannie Mae - 74.8%
1.935% 10/1/33 (e)	$ 31,120	$ 32,096
1.986% 1/1/35 (e)	31,881	32,855
2% 10/1/34 (e)	51,408	52,748
2.043% 1/1/35 (e)	3,010,134	3,102,254
2.103% 3/1/35 (e)	407,544	421,653
2.135% 10/1/33 (e)	235,267	243,341
2.202% 2/1/33 (e)	28,070	28,971
2.207% 7/1/35 (e)	215,939	221,693
2.225% 12/1/34 (e)	564,621	582,642
2.231% 12/1/34 (e)	116,240	120,821
2.316% 3/1/35 (e)	93,386	96,879
2.532% 7/1/34 (e)	277,716	287,637
2.577% 6/1/36 (e)	316,926	329,722
2.582% 3/1/35 (e)	680,696	707,440
2.592% 10/1/33 (e)	1,137,035	1,193,377
2.646% 9/1/35 (e)	1,142,019	1,187,954
2.729% 10/1/35 (e)	6,657,370	6,969,245
2.734% 3/1/33 (e)	1,342,533	1,407,039
2.735% 1/1/35 (e)	2,197,234	2,297,657
2.747% 9/1/34 (e)	502,215	521,701
2.788% 11/1/36 (e)	987,379	1,039,702
2.807% 7/1/34 (e)	2,071,311	2,184,150
2.829% 9/1/36 (e)	1,389,001	1,449,714
2.859% 9/1/35 (e)	2,252,264	2,369,346
2.86% 5/1/35 (e)	3,051,922	3,208,037
2.997% 2/1/34 (e)	9,197,366	9,663,976
3% 12/1/25 (a)	126,000,000	125,777,345
3% 12/1/25 (a)	52,500,000	52,407,227
3.009% 7/1/35 (e)	1,519,670	1,597,130
3.162% 9/1/36 (e)	3,477,463	3,623,892
3.177% 10/1/37 (e)	2,784,594	2,929,044
3.359% 1/1/40 (e)	15,792,015	16,448,860
3.5% 12/1/25 (a)(b)	86,000,000	87,906,749
3.5% 12/1/25 (a)(b)	89,000,000	90,973,264
3.5% 9/1/40 to 11/1/40	218,044,415	214,389,162
3.5% 12/1/40 (a)(b)	220,000,000	216,045,566
3.526% 12/1/39 (e)	9,722,762	10,167,291
3.527% 6/1/47 (e)	1,181,374	1,229,808
4% 4/1/24 to 11/1/40 (a)	254,581,904	261,060,642
4% 12/1/25 (a)	37,000,000	38,459,036
4% 12/1/25 (a)	123,800,000	128,681,855
4% 12/1/25 (a)(b)	113,000,000	117,455,974
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 12/1/40 (a)	$ 110,000,000	$ 111,609,047
4.5% 4/1/21 to 11/1/40	469,243,433	489,965,096
4.5% 12/1/25 (a)	5,000,000	5,267,972
4.5% 12/1/40 (a)	115,000,000	119,622,540
4.5% 12/1/40 (a)	116,000,000	120,662,736
4.5% 12/1/40 (a)	238,000,000	247,566,648
5% 9/1/16 to 9/1/40 (a)	351,800,838	374,801,860
5% 12/1/40 (a)	18,000,000	19,072,640
5% 12/1/40 (a)	108,000,000	114,435,839
5% 12/1/40 (a)	5,000,000	5,297,956
5.054% 8/1/36 (e)	3,335,915	3,533,985
5.126% 6/1/36 (e)	4,807,223	5,075,800
5.5% 3/1/16 to 6/1/40	824,802,613	888,404,332
5.5% 12/1/40 (a)(b)	93,000,000	99,917,052
5.5% 12/1/40 (a)	171,000,000	183,718,450
5.5% 12/1/40 (a)	39,000,000	41,900,699
5.617% 7/1/37 (e)	954,317	1,017,852
5.666% 3/1/36 (e)	3,632,811	3,781,447
5.766% 5/1/36 (e)	4,163,100	4,321,460
6% 2/1/17 to 3/1/39	213,287,006	234,696,295
6% 12/1/40 (a)	71,000,000	77,242,540
6% 12/1/40 (a)	35,000,000	38,077,309
6% 12/1/40 (a)(b)	152,000,000	165,364,311
6% 12/1/40 (a)	56,000,000	60,923,694
6% 12/1/40 (a)	131,000,000	142,517,926
6% 1/1/41 (a)	131,000,000	142,262,070
6.11% 8/1/46 (e)	634,369	678,973
6.186% 3/1/37 (e)	668,879	712,135
6.24% 9/1/37 (e)	120,183	126,236
6.297% 9/1/36 (e)	775,747	814,134
6.301% 5/1/36 (e)	1,729,719	1,793,383
6.473% 4/1/37 (e)	1,179,878	1,248,343
6.5% 2/1/11 to 9/1/38	101,308,196	112,813,301
6.5% 12/1/40 (a)(b)	17,000,000	18,857,959
6.737% 5/1/37 (e)	56,346	59,808
6.824% 9/1/37 (e)	491,214	514,725
7% 5/1/13 to 7/1/37	21,305,870	23,875,213
7.431% 9/1/37 (e)	415,809	441,347
7.5% 7/1/11 to 2/1/32	8,841,598	9,992,377
8% 12/1/17 to 3/1/37	483,967	546,582
8.5% 12/1/16 to 8/1/23	69,269	78,377
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
9.5% 5/1/18 to 2/1/25	$ 174,399	$ 202,158
10% 8/1/17	611	681
10.75% 5/1/14	8,225	8,891
11.25% 5/1/14	525	569
12.5% 1/1/15	1,942	2,108
		5,282,730,351
Freddie Mac - 13.3%
1.886% 5/1/37 (e)	993,671	1,027,021
1.9% 3/1/37 (e)	4,860,466	5,049,221
2.019% 3/1/35 (e)	1,575,899	1,619,985
2.405% 7/1/36 (e)	3,824,561	4,002,861
2.409% 6/1/33 (e)	2,610,123	2,714,972
2.535% 6/1/37 (e)	2,443,055	2,573,597
2.594% 10/1/35 (e)	3,386,795	3,540,271
2.621% 4/1/35 (e)	2,560,156	2,668,337
2.653% 6/1/33 (e)	8,154,428	8,552,185
2.665% 6/1/35 (e)	2,366,301	2,486,533
2.724% 3/1/36 (e)	2,155,249	2,223,249
2.824% 11/1/35 (e)	2,587,332	2,706,988
2.866% 3/1/35 (e)	11,329,448	11,934,985
3.152% 4/1/37 (e)	957,417	998,420
3.404% 3/1/37 (e)	926,697	952,958
3.508% 5/1/37 (e)	668,150	695,278
3.509% 3/1/33 (e)	84,252	88,448
3.622% 10/1/36 (e)	3,546,914	3,683,647
4% 12/1/25 (a)	12,000,000	12,443,201
4.361% 10/1/35 (e)	418,185	443,015
4.407% 12/1/35 (e)	2,221,629	2,284,772
4.5% 6/1/25 to 10/1/40	95,090,501	99,595,168
4.523% 1/1/36 (e)	600,780	619,457
5% 6/1/20 to 9/1/40	310,108,862	329,550,252
5% 12/1/40 (a)	8,000,000	8,450,479
5.106% 4/1/38 (e)	9,907,552	10,577,981
5.138% 4/1/35 (e)	297,753	314,940
5.265% 1/1/36 (e)	4,234,204	4,367,235
5.5% 6/1/15 to 5/1/40	229,596,692	247,924,933
5.58% 4/1/36 (e)	3,302,363	3,453,475
6% 2/1/17 to 12/1/37	62,522,660	69,064,337
6.01% 6/1/37 (e)	326,741	345,359
6.011% 4/1/37 (e)	348,289	366,517
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.057% 3/1/36 (e)	$ 3,364,615	$ 3,561,807
6.099% 6/1/37 (e)	709,157	747,589
6.147% 6/1/36 (e)	2,315,079	2,477,858
6.159% 8/1/37 (e)	305,007	319,628
6.194% 7/1/36 (e)	1,038,300	1,087,485
6.29% 8/1/37 (e)	1,813,847	1,908,348
6.411% 12/1/36 (e)	3,506,220	3,752,752
6.431% 2/1/37 (e)	2,474,132	2,585,350
6.5% 4/1/11 to 3/1/37	46,168,624	51,504,116
6.604% 6/1/37 (e)	973,601	1,024,869
7% 6/1/21 to 9/1/36	21,987,601	24,659,134
7.03% 6/1/36 (e)	132,578	141,900
7.07% 2/1/37 (e)	235,192	251,729
7.22% 4/1/37 (e)	43,588	46,176
7.5% 9/1/15 to 6/1/32	491,568	554,892
8% 7/1/16 to 1/1/37	1,080,366	1,220,368
8.5% 9/1/19 to 1/1/28	410,660	472,422
9% 10/1/16	2,174	2,415
11% 8/1/15 to 9/1/20	57,448	65,038
11.5% 10/1/15	3,642	4,048
12% 2/1/13 to 7/1/15	968	1,072
13.5% 12/1/14	9,052	10,062
		943,719,135
Ginnie Mae - 21.0%
4% 1/15/25 to 5/15/40	81,856,334	85,301,964
4% 12/1/40 (a)	165,000,000	169,176,563
4% 12/1/40 (a)	13,200,000	13,534,125
4% 12/1/40 (a)	14,000,000	14,354,375
4.5% 9/15/33 to 9/20/40	539,676,570	570,011,697
5% 6/15/38 to 7/15/40	267,730,894	289,849,111
5.251% 6/20/60 (i)	49,251,734	53,906,023
5.265% 7/20/60 (i)	32,360,702	35,444,677
5.294% 5/20/60 (i)	35,332,443	38,752,624
5.5% 4/15/29 to 9/15/39	57,526,981	62,932,203
6% 4/15/28 to 11/15/39	42,644,124	47,264,569
6.5% 3/20/31 to 11/20/39	60,731,881	68,027,198
7% 6/15/22 to 3/15/33	17,542,615	19,787,906
7.5% 1/15/17 to 10/15/31	8,409,648	9,517,927
8% 8/15/16 to 11/15/29	2,408,826	2,736,365
8.5% 11/15/16 to 1/15/31	461,390	525,168
9% 8/15/19 to 1/15/23	29,495	33,652
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
9.5% 12/15/20 to 3/15/23	$ 18,364	$ 21,077
10.5% 5/20/16 to 1/20/18	79,725	92,913
11% 7/20/13 to 7/20/20	64,947	72,779
		1,481,342,916
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,587,326,426)		7,707,792,402
Asset-Backed Securities - 0.0%

Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5234% 5/25/37 (e)	2,235,000	93,819
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.3034% 3/25/37 (e)	54,130	53,214
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.4134% 11/25/36 (e)	6,000,000	2,418,916
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.3234% 7/25/37 (e)	256,097	253,392
Morgan Stanley Capital I Trust Series 2006-HE1 Class M2, 0.6434% 1/25/36 (e)	3,909,000	386,522
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 0.3334% 8/25/36 (e)	788,176	359,081
Series 2007-NC1 Class A2A, 0.3034% 12/25/36 (e)	288,355	283,199
TOTAL ASSET-BACKED SECURITIES (Cost $13,292,891)		3,848,143
Collateralized Mortgage Obligations - 10.3%

Private Sponsor - 0.0%
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 4.0872% 11/25/36 (e)	837,077	506,411
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 1A1, 2.8397% 10/25/34 (e)	821,128	695,208
Granite Master Issuer PLC floater Series 2005-4 Class C2, 1.3534% 12/20/54 (e)	3,231,304	1,664,121
TOTAL PRIVATE SPONSOR		2,865,740
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 10.3%
Fannie Mae:
floater:
Series 2002-94 Class FB, 0.6534% 1/25/18 (e)	$ 2,320,215	$ 2,335,263
Series 2006-56 Class PF, 0.6034% 7/25/36 (e)	24,555,675	24,529,963
Series 2010-09 Class PF, 0.6534% 10/25/40 (e)	36,558,573	36,706,485
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	1,522,579	1,676,517
Series 2006-45 Class OP, 6/25/36 (g)	6,504,822	5,555,607
sequential payer Series 2010-50 Class FA, 0.6034% 1/25/24 (e)	7,643,541	7,683,097
Series 1993-165 Class SH, 19.0043% 9/25/23 (e)(h)	418,435	545,254
Series 2009-16 Class SA, 5.9966% 3/25/24 (e)(f)(h)	19,560,523	2,103,490
Series 2010-109 Class IM, 5.5% 9/25/40 (f)	36,832,605	6,486,509
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	7,993,242	718,084
Series 2010-23:
Class AI, 5% 12/25/18 (f)	17,741,177	1,833,746
Class HI, 4.5% 10/25/18 (f)	11,555,812	1,030,427
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	33,727,813	3,075,639
Series 2010-37 Class GI, 5% 4/25/25 (f)	25,501,332	2,746,335
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	25,196,590	22,314,093
Series 339:
Class 29, 5.5% 7/1/18 (f)	5,202,562	602,457
Class 5, 5.5% 8/1/33 (f)	6,001,180	1,011,305
Series 343 Class 16, 5.5% 5/1/34 (f)	4,554,681	815,612
Series 348 Class 14, 6.5% 8/1/34 (f)	2,741,298	566,413
Series 351:
Class 12, 5.5% 4/1/34 (f)	2,131,518	389,786
Class 13, 6% 3/1/34 (f)	2,589,754	483,613
Series 359, Class 19 6% 7/1/35 (f)	2,507,254	460,476
Series 384 Class 6, 5% 7/25/37 (f)	28,758,024	3,393,950
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2002-18 Class FD, 1.0534% 2/25/32 (e)	699,076	696,785
Series 2002-39 Class FD, 1.2534% 3/18/32 (e)	836,646	841,168
Series 2002-60 Class FV, 1.2534% 4/25/32 (e)	1,670,023	1,702,184
Series 2002-63 Class FN, 1.2534% 10/25/32 (e)	1,784,323	1,791,881
Series 2002-7 Class FC, 1.0034% 1/25/32 (e)	878,528	893,056
Series 2007-36 Class FG, 0.6534% 4/25/37 (e)	16,814,050	16,831,108
Series 2007-57 Class FA, 0.4834% 6/25/37 (e)	19,719,373	19,579,979
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	$ 13,583,257	$ 14,978,742
Series 1999-32 Class PL, 6% 7/25/29	9,920,827	10,943,284
Series 1999-33 Class PK, 6% 7/25/29	6,458,164	7,118,738
Series 2001-52 Class YZ, 6.5% 10/25/31	637,746	715,846
Series 2002-52 Class PB, 6% 2/25/32	5,109,812	5,261,303
Series 2005-73 Class SA, 16.8911% 8/25/35 (e)(h)	4,745,812	5,632,447
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	5,193,507
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	5,061,838	5,613,950
Series 2001-20 Class Z, 6% 5/25/31	11,997,463	13,225,652
Series 2001-31 Class ZC, 6.5% 7/25/31	4,785,911	5,343,327
Series 2002-16 Class ZD, 6.5% 4/25/32	3,367,297	3,773,281
Series 2002-79 Class Z, 5.5% 11/25/22	10,073,454	10,936,687
Series 2003-80 Class CG, 6% 4/25/30	1,304,874	1,342,426
Series 2003-21 Class SK, 7.8466% 3/25/33 (e)(f)(h)	1,950,735	347,211
Series 2003-3 Class HS, 7.3966% 9/25/16 (e)(f)(h)	25,926	217
Series 2003-35:
Class BS, 6.7466% 4/25/17 (e)(f)(h)	975,326	39,691
Class TQ, 7.2466% 5/25/18 (e)(f)(h)	2,020,527	271,210
Series 2003-42 Class SJ, 6.7966% 11/25/22 (e)(f)(h)	2,197,431	187,968
Series 2005-104 Class NI, 6.4466% 3/25/35 (e)(f)(h)	39,249,035	6,034,492
Series 2007-36:
Class GO, 4/25/37 (g)	2,694,740	2,410,122
Class SG, 6.3466% 4/25/37 (e)(f)(h)	34,893,221	4,829,023
Series 2007-57 Class SA, 39.0994% 6/25/37 (e)(h)	5,903,053	10,644,533
Series 2007-66:
Class FB, 0.6534% 7/25/37 (e)	20,237,941	20,296,225
Class SA, 38.0794% 7/25/37 (e)(h)	8,446,669	14,982,337
Class SB, 38.0794% 7/25/37 (e)(h)	3,372,990	5,884,564
Series 2008-76 Class EF, 0.7534% 9/25/23 (e)	9,210,066	9,226,477
Series 2009-114 Class AI, 5% 12/25/23 (f)	19,570,157	2,052,868
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	9,396,060	1,049,919
Series 2010-12 Class AI, 5% 12/25/18 (f)	35,444,534	3,624,657
Series 2010-96 Class DI, 4% 5/25/23 (f)	18,749,083	1,173,128
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (e)	241,479	221,345
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater Series 3318: - continued
Class GY, 0% 5/15/37 (e)	$ 413,932	$ 351,309
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	12,021,030	13,255,543
Series 2101 Class PD, 6% 11/15/28	1,130,027	1,251,124
Series 2162 Class PH, 6% 6/15/29	1,969,266	2,183,745
Series 3225 Class EO, 10/15/36 (g)	8,098,968	6,880,038
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	5,305,392	5,865,234
Series 2056 Class Z, 6% 5/15/28	8,211,986	9,105,384
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2412 Class FK, 1.0534% 1/15/32 (e)	523,858	522,230
Series 2423 Class FA, 1.1534% 3/15/32 (e)	967,885	968,683
Series 2424 Class FM, 1.2534% 3/15/32 (e)	1,013,968	1,017,891
Series 2432:
Class FE, 1.1534% 6/15/31 (e)	1,217,574	1,218,772
Class FG, 1.1534% 3/15/32 (e)	451,397	451,661
Series 3066 Class HF, 0% 1/15/34 (e)	14,748	14,645
Series 3129 Class MF, 0% 7/15/34 (e)	299,011	296,372
Series 3222 Class HF, 0% 9/15/36 (e)	829,000	798,025
Series 3247 Class F, 0.6034% 8/15/36 (e)	22,979,868	22,877,371
Series 3279 Class FB, 0.5734% 2/15/37 (e)	6,978,469	6,975,858
Series 3300 Class FA, 0.5534% 8/15/35 (e)	16,001,533	15,926,921
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	8,370,406	6,885,248
Series 2121 Class MG, 6% 2/15/29	4,972,453	5,488,060
Series 2131 Class BG, 6% 3/15/29 (c)(d)	32,008,981	35,339,791
Series 2137 Class PG, 6% 3/15/29	4,917,149	5,428,181
Series 2154 Class PT, 6% 5/15/29	7,149,713	7,893,130
Series 2425 Class JH, 6% 3/15/17	2,573,854	2,781,121
Series 2520 Class BE, 6% 11/15/32	13,268,889	14,440,707
Series 2585 Class KS, 7.3466% 3/15/23 (e)(f)(h)	1,270,547	201,408
Series 2590 Class YR, 5.5% 9/15/32 (f)	380,509	35,341
Series 3122 Class FE, 0.5534% 3/15/36 (e)	21,938,718	21,980,661
Series 3258 Class PM, 5.5% 12/15/36	9,031,212	10,064,840
Series 3741 Class YU, 3.5% 11/15/22	16,081,000	16,743,335
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,109,742	2,343,721
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer: - continued
Series 2274 Class ZM, 6.5% 1/15/31	$ 1,914,038	$ 2,111,762
Series 2281 Class ZB, 6% 3/15/30	3,667,959	4,060,189
Series 2303 Class ZV, 6% 4/15/31	3,281,118	3,604,142
Series 2502 Class ZC, 6% 9/15/32	5,974,586	6,572,357
Series 2519 Class ZD, 5.5% 11/15/32	12,313,006	13,598,866
Series 2564 Class ES, 7.3466% 2/15/22 (e)(f)(h)	647,743	15,505
Series 2575 Class ID, 5.5% 8/15/22 (f)	267,693	14,732
Series 2817 Class SD, 6.7966% 7/15/30 (e)(f)(h)	2,927,627	219,860
Series 3427 Class FX, 0.4034% 8/15/18 (e)	38,665,377	38,648,361
Series 2844:
Class SC, 45.1526% 8/15/24 (e)(h)	309,204	599,411
Class SD, 83.1553% 8/15/24 (e)(h)	454,896	1,282,590
Series 3350 Class FA, 0.7834% 10/15/33 (e)	22,228,225	22,274,718
Ginnie Mae guaranteed REMIC pass-thru securities:
floater Series 2010-H03 Class FA, 0.8034% 3/20/60 (e)(i)	25,319,649	25,398,140
planned amortization class Series 1993-13 Class PD, 6% 5/20/29	8,272,439	9,167,763
Series 2003-42 Class FH, 0.7034% 5/20/33 (e)	4,685,722	4,722,836
Series 2004-32 Class GS, 6.2466% 5/16/34 (e)(f)(h)	3,873,296	563,049
Series 2004-59 Class FC, 0.5534% 8/16/34 (e)	9,265,080	9,272,960
Series 2007-35 Class SC, 38.6794% 6/16/37 (e)(h)	440,673	756,473
Series 2010-H010 Class FA, 0.5834% 5/20/60 (e)(i)	18,221,314	18,246,824
TOTAL U.S. GOVERNMENT AGENCY		723,472,347
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $692,126,573)		726,338,087
Cash Equivalents - 19.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.25%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $1,384,013,000)	$ 1,384,022,730	$ 1,384,013,000
TOTAL INVESTMENT PORTFOLIO - 139.0% (Cost $9,676,758,890)		9,821,991,632
NET OTHER ASSETS (LIABILITIES) - (39.0)%		(2,757,298,708)
NET ASSETS - 100%		7,064,692,924
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
305 CBOT 2 Year U.S. Treasury Notes Index Contracts	April 2011	$ 66,909,375	$ (24,613)
The face value of futures sold as a percentage of net assets is 0.9%
Swap Agreements
		Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	$ 82,000,000	$ (95,719)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	47,000,000	(4,052,227)
		$ 129,000,000	$ (4,147,946)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $441,623.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,027,873.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,384,013,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 120,832,908
Barclays Capital, Inc.	240,828,769
J.P. Morgan Securities, Inc.	73,915,907
Merrill Lynch Government Securities, Inc.	133,382,088
Merrill Lynch, Pierce, Fenner & Smith, Inc.	148,142,890
Mizuho Securities USA, Inc.	666,910,438
$ 1,384,013,000
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 7,707,792,402	$ -	$ 7,707,792,402	$ -
Asset-Backed Securities	3,848,143	-	3,367,802	480,341
Collateralized Mortgage Obligations	726,338,087	-	726,338,087	-
Cash Equivalents	1,384,013,000	-	1,384,013,000	-
Total Investments in Securities:	$ 9,821,991,632	$ -	$ 9,821,511,291	$ 480,341
Derivative Instruments:
Liabilities
Futures Contracts	$ (24,613)	$ (24,613)	$ -	$ -
Swap Agreements	(4,147,946)	-	(4,147,946)	-
Total Liabilities	$ (4,172,559)	$ (24,613)	$ (4,147,946)	$ -
Total Derivative Instruments:	$ (4,172,559)	$ (24,613)	$ (4,147,946)	$ -
Other Financial Instruments:
Forward Commitments	$ 5,931,337	$ -	$ 5,931,337	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 847,213
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	19,838
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(9,365)
Transfers in to Level 3	-
Transfers out of Level 3	(377,345)
Ending Balance	$ 480,341
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ 19,838

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $9,677,256,162. Net unrealized appreciation aggregated $144,735,470, of which $190,115,970 related to appreciated investment securities and $45,380,500 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities.

For asset backed securities, collateralized mortgage obligations, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 31, 2011